Leases	6 Months Ended
Mar. 31, 2024
Leases [Abstract]
LEASES

Note 7 — LEASE

The Company has several operating leases for offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Rent expenses for the six months ended March 31, 2024 and 2023 were $427,685 and $165,937, respectively.

Effective October 1, 2022, the Company adopted the new lease accounting standard using a modified retrospective transition method which allowed the Company not to recast comparative periods presented in its consolidated financial statements. In addition, the Company elected the package of practical expedients, which allowed the Company to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Company combines the lease and non-lease components in determining the ROU assets and related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities as disclosed below and had no impact on accumulated deficit as of October 1, 2022. ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term.

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.

	March 31, 2024	September 30, 2023
Operating lease right-of-use assets, net	$1,016,123	$1,358,342

Operating lease liabilities – current	382,090	551,384
Operating lease liabilities - non-current	691,775	882,617
Total operating lease liabilities	$1,073,865	$1,434,001

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2024:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4.33 years
Weighted average discount rate	7.9%

The following is a schedule of maturities of lease liabilities as of March 31, 2024:

Twelve months ending March 31,
2025	$447,684
2026	236,141
2027	213,288
2028	220,212
2029	134,113
Total future minimum lease payments	1,251,438
Less: imputed interest	(177,573)
Present value of lease liabilities	$1,073,865